Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Sep. 30, 2012
Registrant Name	ARTISAN PARTNERS FUNDS INC
Central Index Key	0000935015
Amendment Flag	false
Document Creation Date	Jul. 22, 2013
Document Effective Date	Jul. 22, 2013
Prospectus Date	Feb. 01, 2013